January 6, 2010

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TFS Capital Investment Trust File Nos. 333-113652; 811-21531

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the TFS Small Cap Fund, a series of TFS Capital Investment Trust, in connection with the Special Meeting of Shareholders scheduled to be held in late February or early March, 2010.

If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513-587-3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513-587-3437